Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Obligations [Line Items]
Operating leases, rent expense	$ 125,000	$ 93,000
Present value of minimum lease payments	1,415,000	1,540,000
Lease term	9 years
Capital leased assets, Gross	2,600,000
Capital leases, lessee balance sheet, assets by major class, accumulated depreciation	$ 346,110	$ 86,500